Vanguard Short-Term Corporate Bond Index Fund Average Annual Total Returns - ETF Prospectus [Member]	12 Months Ended	60 Months Ended	86 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. 1-5 Year Corporate Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.95%	1.99%		2.44%
Bloomberg U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.33%	(0.27%)	0.99%	1.39%
ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.27%	0.85%		1.31%
ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.91%	1.01%		1.35%
ETF Shares | Based on NAV[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.95%	1.93%		2.36%
ETF Shares | Based on Market Price[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.92%	1.90%		2.33%